FAIR VALUE MEASUREMENTS (Details Narrative) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ (210,910,980)	$ (210,884,980)
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities		119,830,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities		$ 86,336,000